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                            MFS INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUETTS 02116-3741
                                 (617) 954-5000




                                        March 1, 2001



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza

450 Fifth Street, NW
Washington, DC  20549

         Re: MFS(R)Series Trust VIII (the "Trust") (File Nos. 33-37972 and 811-5262) on Behalf of MFS(R) Strategic Income Fund ("MSI") and MFS(R)Global Growth Fund ("WGF")

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for MSI and WGF do not differ from those contained in Post-Effective Amendment No. 17 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on February 28, 2001 for MSI and WGF.

         Please call the undersigned or Shauna Fahey at (617) 954-5192 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,



                                        HEATHER R. GIROLAMO
                                        Heather R. Girolamo
                                        Associate Counsel

HRG/bjn